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                        MAIRS AND POWER GROWTH FUND, INC.
                       W1520 First National Bank Building
                              332 Minnesota Street
                        SAINT PAUL, MINNESOTA 55101-1363
                    Telephone (800) 304-7404 / (651) 222-8478
                               Fax (651) 287-0119

May 2, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-0506

Re:   Mairs and Power Growth Fund, Inc.
      Reg. No. 2-14290

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant certifies that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement, which was filed electronically on April 29, 2005 (Post-Effective Amendment No. 59).

Sincerely,

Mairs and Power Growth Fund, Inc.


By: /s/ Lisa J. Hartzell
    ---------------------
    Lisa J. Hartzell
    Treasurer